UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Stock Fund

June 30, 2015

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	4.72%	8.01%	16.32%	8.67%
Class A with 5.75% Maximum Sales Charge	—	—	–1.32	1.80	14.95	8.03
Class C at NAV	10/01/2009	11/01/2001	4.38	7.25	15.50	8.22
Class C with 1% Maximum Sales Charge	—	—	3.38	6.32	15.50	8.22
Class I at NAV	09/03/2008	11/01/2001	4.92	8.33	16.62	8.86
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.32%	2.07%	1.07%
Net				1.05	1.80	0.80

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.9%
General Electric Co.	3.2
Microsoft Corp.	2.4
Google, Inc., Class C	2.4
United Technologies Corp.	2.3
Verizon Communications, Inc.	2.2
Reynolds American, Inc.	2.1
Pinnacle Foods, Inc.	2.0
Merck & Co., Inc.	2.0
Intel Corp.	1.9
Total	24.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,047.20	$5.33	**	1.05%
Class C	$1,000.00	$1,043.80	$9.12	**	1.80%
Class I	$1,000.00	$1,049.20	$4.06	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Stock Portfolio, at value (identified cost, $67,657,008)	$78,884,677
Receivable for Fund shares sold	70,114
Receivable from affiliate	11,042
Total assets	$78,965,833

Liabilities
Payable for Fund shares redeemed	$147,875
Payable to affiliates:
Distribution and service fees	20,736
Trustees’ fees	125
Accrued expenses	26,364
Total liabilities	$195,100
Net Assets	$78,770,733

Sources of Net Assets
Paid-in capital	$63,307,412
Accumulated net realized gain from Portfolio	3,926,685
Accumulated undistributed net investment income	308,967
Net unrealized appreciation from Portfolio	11,227,669
Total	$78,770,733

Class A Shares
Net Assets	$52,374,986
Shares Outstanding	3,269,050
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.02
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.00

Class C Shares
Net Assets	$11,778,941
Shares Outstanding	750,276
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.70

Class I Shares
Net Assets	$14,616,806
Shares Outstanding	910,890
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $5,511)	$734,448
Interest allocated from Portfolio	645
Expenses allocated from Portfolio	(273,347)
Total investment income from Portfolio	$461,746

Expenses
Distribution and service fees
Class A	$64,482
Class C	59,414
Trustees’ fees and expenses	250
Custodian fee	7,337
Transfer and dividend disbursing agent fees	33,613
Legal and accounting services	13,463
Printing and postage	10,713
Registration fees	25,233
Miscellaneous	5,592
Total expenses	$220,097
Deduct —
Allocation of expenses to affiliate	$60,795
Total expense reductions	$60,795

Net expenses	$159,302

Net investment income	$302,444

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,219,200
Foreign currency transactions	215
Net realized gain	$4,219,415
Change in unrealized appreciation (depreciation) —
Investments	$(981,990)
Foreign currency	(510)
Net change in unrealized appreciation (depreciation)	$(982,500)

Net realized and unrealized gain	$3,236,915

Net increase in net assets from operations	$3,539,359

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$302,444	$383,795
Net realized gain from investment transactions, written options and foreign currency transactions	4,219,415	11,496,917
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(982,500)	(3,186,109)
Net increase in net assets from operations	$3,539,359	$8,694,603
Distributions to shareholders —
From net investment income
Class A	$(18,615)	$(216,513)
Class C	(669)	—
Class I	(6,777)	(78,018)
From net realized gain
Class A	(1,271,786)	(5,574,996)
Class C	(299,857)	(1,242,441)
Class I	(354,803)	(1,630,978)
Total distributions to shareholders	$(1,952,507)	$(8,742,946)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,431,314	$13,901,229
Class C	1,181,701	4,337,088
Class I	2,734,909	21,010,470
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,262,476	5,649,273
Class C	281,010	1,144,420
Class I	344,462	1,344,114
Cost of shares redeemed
Class A	(5,254,543)	(11,690,484)
Class C	(1,579,544)	(1,668,819)
Class I	(1,487,181)	(21,724,642)
Net increase in net assets from Fund share transactions	$1,914,604	$12,302,649

Net increase in net assets	$3,501,456	$12,254,306

Net Assets
At beginning of period	$75,269,277	$63,014,971
At end of period	$78,770,733	$75,269,277

Accumulated undistributed net investment income included in net assets
At end of period	$308,967	$32,584

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$15.680		$15.850	$13.330	$12.980	$13.350	$12.170

Income (Loss) From Operations
Net investment income(1)	$0.068		$0.095	$0.063	$0.100	$0.098	$0.071
Net realized and unrealized gain (loss)	0.681		1.722	4.232	1.941	(0.373)	1.159

Total income (loss) from operations	$0.749		$1.817	$4.295	$2.041	$(0.275)	$1.230

Less Distributions
From net investment income	$(0.006)		$(0.073)	$(0.065)	$(0.102)	$(0.095)	$(0.050)
From net realized gain	(0.403)		(1.914)	(1.710)	(1.589)	—	—

Total distributions	$(0.409)		$(1.987)	$(1.775)	$(1.691)	$(0.095)	$(0.050)

Net asset value — End of period	$16.020		$15.680	$15.850	$13.330	$12.980	$13.350

Total Return(2)	4.72	%(3)	11.99%	32.83%	15.59%	(2.06)%	10.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,375		$50,826	$43,270	$37,308	$38,113	$38,877
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05	%(5)	1.22%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.85	%(5)	0.57%	0.41%	0.70%	0.74%	0.58%
Portfolio Turnover of the Portfolio	47	%(3)	109%	90%	91%	64%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator waived its fees and/or subsidized certain operating expenses (equal to 0.16%, 0.13%, 0.19%, 0.21%, 0.21% and 0.24% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent the waivers and subsidy, total return would be lower.

(5)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$15.420		$15.640	$13.200	$12.880	$13.270	$12.130

Income (Loss) From Operations
Net investment income (loss)(1)	$0.008		$(0.029)	$(0.053)	$(0.007)	$0.005	$(0.017)
Net realized and unrealized gain (loss)	0.676		1.697	4.165	1.926	(0.371)	1.158

Total income (loss) from operations	$0.684		$1.668	$4.112	$1.919	$(0.366)	$1.141

Less Distributions
From net investment income	$(0.001)		$—	$(0.010)	$(0.010)	$(0.024)	$(0.001)
From net realized gain	(0.403)		(1.888)	(1.662)	(1.589)	—	—

Total distributions	$(0.404)		$(1.888)	$(1.672)	$(1.599)	$(0.024)	$(0.001)

Net asset value — End of period	$15.700		$15.420	$15.640	$13.200	$12.880	$13.270

Total Return(2)	4.38	%(3)	11.16%	31.72%	14.78%	(2.76)%	9.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,779		$11,683	$8,123	$5,382	$5,276	$1,637
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.80	%(5)	1.96%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	0.10	%(5)	(0.18)%	(0.35)%	(0.05)%	0.04%	(0.14)%
Portfolio Turnover of the Portfolio	47	%(3)	109%	90%	91%	64%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator waived its fees and/or subsidized certain operating expenses (equal to 0.16%, 0.13%, 0.19%, 0.21%, 0.21% and 0.24% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent the waivers and subsidy, total return would be lower.

(5)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$15.680		$15.850	$13.330	$12.980	$13.360	$12.170

Income (Loss) From Operations
Net investment income(1)	$0.089		$0.126	$0.102	$0.132	$0.130	$0.103
Net realized and unrealized gain (loss)	0.692		1.729	4.233	1.946	(0.379)	1.164

Total income (loss) from operations	$0.781		$1.855	$4.335	$2.078	$(0.249)	$1.267

Less Distributions
From net investment income	$(0.008)		$(0.111)	$(0.105)	$(0.139)	$(0.131)	$(0.077)
From net realized gain	(0.403)		(1.914)	(1.710)	(1.589)	—	—

Total distributions	$(0.411)		$(2.025)	$(1.815)	$(1.728)	$(0.131)	$(0.077)

Net asset value — End of period	$16.050		$15.680	$15.850	$13.330	$12.980	$13.360

Total Return(2)	4.92	%(3)	12.24%	33.14%	15.89%	(1.86)%	10.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,617		$12,760	$11,622	$8,876	$15,454	$17,505
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.97%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.11	%(5)	0.75%	0.66%	0.92%	0.97%	0.84%
Portfolio Turnover of the Portfolio	47	%(3)	109%	90%	91%	64%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator waived its fees and/or subsidized certain operating expenses (equal to 0.16%, 0.13%, 0.19%, 0.21%, 0.21% and 0.24% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent the waivers and subsidy, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (28.0% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Stock Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $60,795 of the Fund’s expenses for the six months ended June 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $1,616 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,845 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $64,482 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $44,560 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $14,854 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $400 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,680,205 and $3,919,817, respectively.

12

Eaton Vance

Stock Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	274,130	845,764
Issued to shareholders electing to receive payments of distributions in Fund shares	77,027	369,924
Redemptions	(324,459)	(704,100)

Net increase	26,698	511,588

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	74,503	265,371
Issued to shareholders electing to receive payments of distributions in Fund shares	17,487	76,143
Redemptions	(99,344)	(103,200)

Net increase (decrease)	(7,354)	238,314

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	167,703	1,256,387
Issued to shareholders electing to receive payments of distributions in Fund shares	20,991	87,972
Redemptions	(91,407)	(1,264,132)

Net increase	97,287	80,227

13

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value

Aerospace & Defense — 3.1%
Spirit AeroSystems Holdings, Inc., Class A(1)	39,200	$2,160,312
United Technologies Corp.	59,355	6,584,250

		$8,744,562

Banks — 4.4%
Citigroup, Inc.	54,511	$3,011,188
JPMorgan Chase & Co.	72,470	4,910,567
PNC Financial Services Group, Inc. (The)	47,250	4,519,462

		$12,441,217

Beverages — 0.6%
Constellation Brands, Inc., Class A	14,587	$1,692,384

		$1,692,384

Biotechnology — 3.8%
AMAG Pharmaceuticals, Inc.(1)	64,600	$4,461,276
Biogen, Inc.(1)	3,630	1,466,302
Celgene Corp.(1)	12,000	1,388,820
Gilead Sciences, Inc.	22,393	2,621,773
Incyte Corp.(1)	7,800	812,838

		$10,751,009

Building Products — 0.9%
Armstrong World Industries, Inc.(1)	50,000	$2,664,000

		$2,664,000

Capital Markets — 4.5%
Affiliated Managers Group, Inc.(1)	13,412	$2,931,863
Credit Suisse Group AG	100,000	2,758,747
Goldman Sachs Group, Inc. (The)	17,020	3,553,606
Lazard, Ltd., Class A	62,700	3,526,248

		$12,770,464

Chemicals — 1.2%
Monsanto Co.	31,654	$3,374,000

		$3,374,000

Communications Equipment — 1.6%
QUALCOMM, Inc.	69,980	$4,382,847

		$4,382,847

Security	Shares	Value

Consumer Finance — 1.0%
Discover Financial Services	48,956	$2,820,845

		$2,820,845

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	134,725	$6,279,532

		$6,279,532

Electric Utilities — 1.5%
NextEra Energy, Inc.	43,296	$4,244,307

		$4,244,307

Electrical Equipment — 1.1%
Eaton Corp. PLC	48,200	$3,253,018

		$3,253,018

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	40,300	$3,473,457

		$3,473,457

Food & Staples Retailing — 2.8%
CVS Health Corp.	43,800	$4,593,744
Kroger Co. (The)	45,220	3,278,902

		$7,872,646

Food Products — 4.0%
General Mills, Inc.	57,900	$3,226,188
Mondelez International, Inc., Class A	59,000	2,427,260
Pinnacle Foods, Inc.	122,200	5,564,988

		$11,218,436

Health Care Equipment & Supplies — 1.6%
Glaukos Corp.(1)	34,057	$986,972
Medtronic PLC	46,300	3,430,830

		$4,417,802

Health Care Providers & Services — 2.8%
Aetna, Inc.	30,500	$3,887,530
AmSurg Corp.(1)	55,600	3,889,220

		$7,776,750

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 1.5%
Tempur Sealy International, Inc.(1)	65,400	$4,309,860

		$4,309,860

Industrial Conglomerates — 3.2%
General Electric Co.	345,050	$9,167,978

		$9,167,978

Insurance — 3.9%
ACE, Ltd.	39,700	$4,036,696
Aflac, Inc.	68,300	4,248,260
Prudential PLC	108,000	2,602,750

		$10,887,706

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	11,245	$4,881,342

		$4,881,342

Internet Software & Services — 4.1%
Facebook, Inc., Class A(1)	42,209	$3,620,055
Google, Inc., Class C(1)	12,821	6,673,459
Twitter, Inc.(1)	36,000	1,303,920

		$11,597,434

IT Services — 1.1%
Fiserv, Inc.(1)	36,044	$2,985,524

		$2,985,524

Leisure Products — 1.0%
Vista Outdoor, Inc.(1)	60,000	$2,694,000

		$2,694,000

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	21,862	$2,836,813

		$2,836,813

Media — 4.7%
CBS Corp., Class B	69,100	$3,835,050
Comcast Corp., Class A	86,243	5,186,654
Walt Disney Co. (The)	37,014	4,224,778

		$13,246,482

Security	Shares	Value

Multi-Utilities — 1.3%
Sempra Energy	37,967	$3,756,455

		$3,756,455

Multiline Retail — 1.7%
Dollar General Corp.	60,900	$4,734,366

		$4,734,366

Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.	39,147	$3,055,815
Devon Energy Corp.	39,118	2,327,130
Exxon Mobil Corp.	64,475	5,364,320
Occidental Petroleum Corp.	48,239	3,751,547
Phillips 66	53,500	4,309,960

		$18,808,772

Paper & Forest Products — 1.6%
International Paper Co.	92,559	$4,404,883

		$4,404,883

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	55,800	$3,712,932
Eli Lilly & Co.	42,700	3,565,023
Merck & Co., Inc.	96,701	5,505,188
Teva Pharmaceutical Industries, Ltd. ADR	87,200	5,153,520

		$17,936,663

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.	21,783	$3,482,448
Public Storage	21,000	3,871,770

		$7,354,218

Road & Rail — 1.6%
Union Pacific Corp.	48,800	$4,654,056

		$4,654,056

Semiconductors & Semiconductor Equipment — 3.2%
Cypress Semiconductor Corp.(1)	203,706	$2,395,583
Intel Corp.	178,000	5,413,870
NXP Semiconductors NV(1)	13,000	1,276,600

		$9,086,053

Software — 5.9%
Mentor Graphics Corp.	113,500	$2,999,805

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
Microsoft Corp.	152,059	$6,713,405
Oracle Corp.	100,634	4,055,550
Tableau Software, Inc., Class A(1)	24,400	2,813,320

		$16,582,080

Specialty Retail — 2.2%
Home Depot, Inc. (The)	45,101	$5,012,074
Restoration Hardware Holdings, Inc.(1)	12,000	1,171,560

		$6,183,634

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	87,697	$10,999,396

		$10,999,396

Tobacco — 2.1%
Reynolds American, Inc.	78,790	$5,882,461

		$5,882,461

Total Common Stocks — 99.7% (identified cost $240,786,276)		$281,167,452

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,709	$1,708,731

Total Short-Term Investments (identified cost $1,708,731)		$1,708,731

Total Investments — 100.3% (identified cost $242,495,007)		$282,876,183

Other Assets, Less Liabilities — (0.3)%		$(792,849)

Net Assets — 100.0%		$282,083,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $240,786,276)	$281,167,452
Affiliated investment, at value (identified cost, $1,708,731)	1,708,731
Foreign currency, at value (identified cost, $144,489)	142,136
Dividends receivable	449,664
Interest receivable from affiliated investment	278
Tax reclaims receivable	59,723
Total assets	$283,527,984

Liabilities
Payable for investments purchased	$1,257,842
Payable to affiliates:
Investment adviser fee	151,090
Trustees’ fees	3,180
Accrued expenses	32,538
Total liabilities	$1,444,650
Net Assets applicable to investors’ interest in Portfolio	$282,083,334

Sources of Net Assets
Investors’ capital	$241,706,087
Net unrealized appreciation	40,377,247
Total	$282,083,334

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $18,945)	$2,548,224
Interest allocated from affiliated investment	2,233
Expenses allocated from affiliated investment	(193)
Total investment income	$2,550,264

Expenses
Investment adviser fee	$871,014
Trustees’ fees and expenses	6,478
Custodian fee	42,046
Legal and accounting services	21,394
Miscellaneous	6,703
Total expenses	$947,635
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$947,634

Net investment income	$1,602,630

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,567,640
Investment transactions allocated from affiliated investment	4
Foreign currency transactions	829
Net realized gain	$13,568,473
Change in unrealized appreciation (depreciation) —
Investments	$(2,550,832)
Foreign currency	(1,664)
Net change in unrealized appreciation (depreciation)	$(2,552,496)

Net realized and unrealized gain	$11,015,977

Net increase in net assets from operations	$12,618,607

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$1,602,630	$2,666,212
Net realized gain from investment transactions, written options and foreign currency transactions	13,568,473	41,142,651
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(2,552,496)	(13,740,557)
Net increase in net assets from operations	$12,618,607	$30,068,306
Capital transactions —
Contributions	$24,187,918	$60,069,001
Withdrawals	(7,652,525)	(74,340,840)
Net increase (decrease) in net assets from capital transactions	$16,535,393	$(14,271,839)

Net increase in net assets	$29,154,000	$15,796,467

Net Assets
At beginning of period	$252,929,334	$237,132,867
At end of period	$282,083,334	$252,929,334

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71	%(2)	0.71%	0.73%	0.73%	0.73%	0.73%
Net investment income	1.19	%(2)	1.07%	0.93%	1.21%	1.25%	1.09%
Portfolio Turnover	47	%(3)	109%	90%	91%	64%	44%

Total Return	4.90	%(3)	12.56%	33.50%	16.18%	(1.55)%	10.68%

Net assets, end of period (000’s omitted)	$282,083		$252,929	$237,133	$188,806	$204,506	$222,854

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 28.0% and 72.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

21

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2015, the Portfolio’s investment adviser

22

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

fee amounted to $871,014 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $144,837,907 and $125,540,104, respectively, for the six months ended June 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$244,122,185

Gross unrealized appreciation	$43,019,974
Gross unrealized depreciation	(4,265,976)

Net unrealized appreciation	$38,753,998

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$36,049,684	$—		$—	$36,049,684
Consumer Staples	26,665,927	—		—	26,665,927
Energy	22,282,229	—		—	22,282,229
Financials	40,912,953	5,361,497		—	46,274,450
Health Care	43,719,037	—		—	43,719,037
Industrials	28,483,614	—		—	28,483,614
Information Technology	55,633,334	—		—	55,633,334
Materials	7,778,883	—		—	7,778,883
Telecommunication Services	6,279,532	—		—	6,279,532
Utilities	8,000,762	—		—	8,000,762

Total Common Stocks	$275,805,955	$5,361,497	*	$—	$281,167,452

Short-Term Investments	$—	$1,708,731		$—	$1,708,731

Total Investments	$275,805,955	$7,070,228		$—	$282,876,183

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Stock Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Stock Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Stock Portfolio (formerly Large-Cap Core Research Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (formerly Eaton Vance Large-Cap Core Research Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Stock Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Stock Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724 6.30.15

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2015

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Parametric Commodity Strategy Fund

June 30, 2015

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	–3.73%	–23.65%	—	–10.15%
Institutional Class at NAV	05/25/2011	05/25/2011	–3.70	–23.53	—	–9.98
Bloomberg Commodity Index Total Return	—	—	–1.56%	–23.71%	–3.91%	–10.72%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.24%	0.99%
Net					0.95	0.70

Fund Profile

Commodity Exposure by Investment (% of net assets)

Commodity Exposure (% of net assets)4

Agriculture	25.21%	Industrial Metals	24.00%
Wheat	3.83	Copper	7.31
Sugar	3.76	Aluminum	7.09
Corn	3.73	Zinc	3.61
Soybeans	3.50	Nickel	3.36
Soybean Oil	3.42	Lead	1.74
Coffee	3.41	Tin	0.89
Cotton	1.76
Cocoa	1.69	Precious Metals	17.87%
Soybean Meal	0.08	Silver	7.19
Kansas Wheat	0.03	Gold	7.16
		Palladium	1.78
Energy	24.74%	Platinum	1.74
Unleaded Gasoline	7.16
GasOil	7.01	Livestock	8.21%
Natural Gas	6.89	Lean Hogs	3.84
Crude Oil-WTI	1.80	Live Cattle	3.56
Crude Oil-Brent	1.76	Feeder Cattle	0.81
Heating Oil	0.12

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Prior to 7/1/14, this Index was named Dow Jones-UBS Commodity Index Total Return. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$962.70	$4.62	**	0.95%
Institutional Class	$1,000.00	$963.00	$3.41	**	0.70%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.10	$4.76	**	0.95%
Institutional Class	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 2.9%

Security	Units	Value

iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	109,273	$3,175,473

Total Exchange-Traded Notes (identified cost $3,115,257)		$3,175,473

Short-Term Investments — 97.5%

U.S. Treasury Obligations — 90.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/17/15	$2,000	$2,000,032
U.S. Treasury Bill, 0.00%, 10/15/15(2)	37,230	37,228,623
U.S. Treasury Bill, 0.00%, 1/7/16	47,350	47,333,759
U.S. Treasury Bill, 0.00%, 5/26/16	12,000	11,975,796

Total U.S. Treasury Obligations (identified cost $98,491,287)		$98,538,210

Other — 6.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(3)	$7,327	$7,326,745

Total Other (identified cost $7,326,745)		$7,326,745

Total Short-Term Investments (identified cost $105,818,032)		$105,864,955

Total Investments — 100.4% (identified cost $108,933,289)		$109,040,428

Other Assets, Less Liabilities — (0.4)%		$(465,215)

Net Assets — 100.0%		$108,575,213

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $101,606,544)	$101,713,683
Affiliated investment, at value (identified cost, $7,326,745)	7,326,745
Interest receivable from affiliated investment	1,347
Receivable for investments sold	42,989
Receivable for Fund shares sold	158,317
Receivable for open swap contracts	1,175,927
Receivable for closed swap contracts	6,177
Receivable from affiliates	29,641
Total assets	$110,454,826

Liabilities
Payable for investments purchased	$177,599
Payable for Fund shares redeemed	117,584
Payable for open swap contracts	1,480,962
Payable to affiliates:
Investment adviser and administration fee	49,530
Distribution and service fees	541
Trustees’ fees	1,215
Accrued expenses	52,182
Total liabilities	$1,879,613
Net Assets	$108,575,213

Sources of Net Assets
Paid-in capital	$115,216,685
Accumulated net realized loss	(6,189,491)
Accumulated net investment loss	(254,085)
Net unrealized depreciation	(197,896)
Total	$108,575,213

Investor Class Shares
Net Assets	$2,903,229
Shares Outstanding	468,587
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.20

Institutional Class Shares
Net Assets	$105,671,984
Shares Outstanding	16,925,818
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.24

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest	$68,653
Interest allocated from affiliated investment	7,276
Expenses allocated from affiliated investment	(621)
Total investment income	$75,308

Expenses
Investment adviser and administration fee	$279,837
Distribution and service fees
Investor Class	2,913
Trustees’ fees and expenses	2,372
Custodian fee	78,568
Transfer and dividend disbursing agent fees	12,946
Legal and accounting services	42,780
Printing and postage	10,001
Registration fees	36,945
Miscellaneous	6,142
Total expenses	$472,504
Deduct —
Allocation of expenses to affiliates	$143,103
Reduction of custodian fee	8
Total expense reductions	$143,111

Net expenses	$329,393

Net investment loss	$(254,085)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(124,967)
Investment transactions allocated from affiliated investment	8
Swap contracts	(5,073,453)
Net realized loss	$(5,198,412)
Change in unrealized appreciation (depreciation) —
Investments	$195,907
Swap contracts	2,025,427
Net change in unrealized appreciation (depreciation)	$2,221,334

Net realized and unrealized loss	$(2,977,078)

Net decrease in net assets from operations	$(3,231,163)

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(254,085)	$(608,083)
Net realized loss from investment transactions and swap contracts	(5,198,412)	(11,612,561)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	2,221,334	(2,598,140)
Net decrease in net assets from operations	$(3,231,163)	$(14,818,784)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$1,639,034	$987,929
Institutional Class	41,711,282	79,570,041
Cost of shares redeemed
Investor Class	(701,164)	(869,935)
Institutional Class	(21,650,689)	(60,414,727)
Net increase in net assets from Fund share transactions	$20,998,463	$19,273,308

Net increase in net assets	$17,767,300	$4,454,524

Net Assets
At beginning of period	$90,807,913	$86,353,389
At end of period	$108,575,213	$90,807,913

Accumulated net investment loss included in net assets
At end of period	$(254,085)	$—

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2012(1)
			2014		2013
Net asset value — Beginning of period	$6.440		$7.560		$8.460		$8.800

Income (Loss) From Operations
Net investment loss(2)	$(0.024)		$(0.067)		$(0.068)		$(0.076)
Net realized and unrealized gain (loss)	(0.216)		(1.053)		(0.832)		0.052

Total loss from operations	$(0.240)		$(1.120)		$(0.900)		$(0.024)

Less Distributions
From net investment income	$—		$—		$—		$(0.081)
From net realized gain	—		—		—		(0.003)
Tax return of capital	—		—		—		(0.232)

Total distributions	$—		$—		$—		$(0.316)

Net asset value — End of period	$6.200		$6.440		$7.560		$8.460

Total Return(3)	(3.73	)%(4)	(14.81)%		(10.64)%		(0.27	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,903		$2,047		$2,280		$683
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	0.98%		1.00%		1.00	%(7)
Net investment loss	(0.79	)%(7)	(0.88)%		(0.87)%		(0.87	)%(7)
Portfolio Turnover	180	%(4)(8)	1,232	%(8)	2,797	%(8)	3,455	%(8)(9)

(1)	For the period from the commencement of operations, January 3, 2012, to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.31%, 0.26%, 0.39% and 0.43% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014 and 2013 and the period ended December 31, 2012, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

(9)	For the year ended December 31, 2012.

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2011(1)
			2014		2013		2012
Net asset value — Beginning of period	$6.480		$7.590		$8.470		$8.600		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.017)		$(0.048)		$(0.049)		$(0.055)		$(0.038)
Net realized and unrealized gain (loss)	(0.223)		(1.062)		(0.831)		0.252		(1.339)

Total income (loss) from operations	$(0.240)		$(1.100)		$(0.880)		$0.197		$(1.377)

Less Distributions
From net investment income	$—		$—		$—		$(0.084)		$(0.023)
From net realized gain	—		—		—		(0.003)		—
Tax return of capital	—		—		—		(0.240)		—

Total distributions	$—		$—		$—		$(0.327)		$(0.023)

Net asset value — End of period	$6.240		$6.480		$7.590		$8.470		$8.600

Total Return(3)	(3.70	)%(4)	(14.62)%		(10.39)%		2.30%		(13.77	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,672		$88,761		$84,073		$78,938		$29,701
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.70	%(8)	0.73%		0.75%		0.75%		0.75	%(8)
Net investment loss	(0.54	)%(8)	(0.63)%		(0.62)%		(0.63)%		(0.67	)%(8)
Portfolio Turnover	180	%(4)(9)	1,232	%(9)	2,797	%(9)	3,455	%(9)	1,732	%(4)(9)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended December 31, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.

(6)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.31%, 0.26%, 0.39%, 0.43% and 1.90% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2013 and 2012 and the period ended December 31, 2011, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2015 were $17,173,165 or 15.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

11

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

J  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $66,584 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $33,682 are short-term and $32,902 are long-term.

12

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,238,158

Gross unrealized appreciation	$107,139
Gross unrealized depreciation	(30,766,318)

Net unrealized depreciation	$(30,659,179)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2015, the investment adviser and administration fee amounted to $279,837 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% and 0.70% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2016. Pursuant to this agreement, EVM and Parametric were allocated $143,103 in total of the Fund’s operating expenses for the six months ended June 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $255 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $2,913 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,514,515 and $3,789,238, respectively, for the six months ended June 30, 2015.

13

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	264,037	133,856
Redemptions	(113,341)	(117,694)

Net increase	150,696	16,162

Institutional Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	6,661,726	10,944,763
Redemptions	(3,431,250)	(8,331,303)

Net increase	3,230,476	2,613,460

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2015 is as follows:

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$564,569	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.13%	7/6/15	$(4,317)
Barclays Bank PLC	199,999	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.13	7/6/15	(568)
Barclays Bank PLC	542,940	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.14	7/6/15	(7,955)
Barclays Bank PLC	200,002	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.14	7/6/15	(2,992)

14

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$199,999	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14%	7/6/15	$1,214
Barclays Bank PLC	3,281,182	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14	7/6/15	(72,180)
Barclays Bank PLC	399,998	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14	7/6/15	(9,120)
Barclays Bank PLC	200,001	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14	7/6/15	(3,481)
Barclays Bank PLC	3,281,149	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	7/6/15	56,552
Barclays Bank PLC	250,004	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	7/6/15	4,245
Barclays Bank PLC	199,996	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	7/6/15	(2,213)
Barclays Bank PLC	199,996	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	7/6/15	(65)
Barclays Bank PLC	375,489	Receives	Excess Return on Bloomberg Tin SubIndex	Pays	0.15	7/6/15	(40,619)
Barclays Bank PLC	200,001	Receives	Excess Return on Bloomberg Tin SubIndex	Pays	0.15	7/6/15	(18,816)
Barclays Bank PLC	3,374,093	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.15	7/6/15	(141,897)
Barclays Bank PLC	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.15	7/6/15	(3,778)
Barclays Bank PLC	320,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.15	7/6/15	(6,697)
Barclays Bank PLC	399,999	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/6/15	489

15

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$2,958,642	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15%	7/6/15	$(121,969)
Barclays Bank PLC	400,001	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/6/15	(10,073)
Barclays Bank PLC	220,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/6/15	(634)
Barclays Bank PLC	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/6/15	(251)
Barclays Bank PLC	220,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/6/15	(2)
Barclays Bank PLC	3,016,714	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/6/15	(33,092)
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/6/15	(1,248)
Barclays Bank PLC	199,999	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/6/15	(5,023)
Barclays Bank PLC	199,999	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/6/15	(191)
Barclays Bank PLC	772,316	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.15	7/6/15	(77,595)
Barclays Bank PLC	300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.15	7/6/15	(8,185)
Barclays Bank PLC	1,729,981	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.15	7/6/15	(137,369)
Barclays Bank PLC	214,999	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.15	7/6/15	(14,829)
Barclays Bank PLC	3,097,690	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	7/6/15	(176,760)
Barclays Bank PLC	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	7/6/15	(10,575)
Barclays Bank PLC	329,999	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	7/6/15	(12,465)
Barclays Bank PLC	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	7/6/15	(4,867)

16

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$200,001	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15%	7/6/15	$(3,284)
Barclays Bank PLC	1,664,778	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.15	7/6/15	(133,950)
Barclays Bank PLC	300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.15	7/6/15	(9,988)
Barclays Bank PLC	220,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.15	7/6/15	(3,895)
Barclays Bank PLC	744,007	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.15	7/6/15	(83,854)
Barclays Bank PLC	200,001	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.15	7/6/15	(17,759)
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.15	7/6/15	(6,645)
Barclays Bank PLC	809,416	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.15	7/6/15	(19,366)
Barclays Bank PLC	200,001	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.15	7/6/15	(875)
Barclays Bank PLC	437,000	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.20	7/6/15	(13,681)
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20	7/6/15	9,102
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20	7/6/15	10,440
Barclays Bank PLC	1,654,482	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20	7/6/15	(121,373)
Barclays Bank PLC	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20	7/6/15	(1,207)
Barclays Bank PLC	1,560,221	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.20	7/6/15	(19,321)
Barclays Bank PLC	229,999	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.20	7/6/15	(1,678)

17

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.20%	7/6/15	$(532)
Barclays Bank PLC	2,989,699	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.23	7/6/15	108,505
Barclays Bank PLC	300,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.23	7/6/15	1,010
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.23	7/6/15	(3,816)
Barclays Bank PLC	250,000	Receives	Excess Return on Bloomberg 3 Month Forward Soybean Oil Index	Pays	0.25	7/6/15	11,018
Barclays Bank PLC	1,584,794	Receives	Excess Return on Bloomberg 3 Month Forward Soybean Oil Index	Pays	0.25	7/6/15	(35,753)
Barclays Bank PLC	888,119	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	7/6/15	41,063
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/6/15	670
Barclays Bank PLC	1,697,680	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/6/15	(54,907)
Barclays Bank PLC	1,544,286	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	7/6/15	237,228
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	7/6/15	20,507
Barclays Bank PLC	717,300	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/6/15	28,770
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/6/15	9,845
Barclays Bank PLC	1,607,235	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	7/6/15	214,450
Barclays Bank PLC	1,626,228	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/6/15	8,892

18

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25%	7/6/15	$19,999
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/6/15	10,107
Barclays Bank PLC	1,508,924	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/6/15	294,920
Barclays Bank PLC	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/6/15	86,901
Merrill Lynch International	50,661,723	Receives	Excess Return on 1 Month Merrill Lynch MLBX PBR2 Custom Index(1)(2)	Pays	0.23	9/30/15	(19,252)

							$(305,035)

(1)	Represents a custom index created by Merrill Lynch intended to replicate the commodity strategy of the Fund, and is based on a basket of underlying commodity future indices as follows:

Commodity	Index	% Weight	Commodity	Index	% Weight

Natural Gas	SGECNGP	7.14%	Copper (LME)	SG1MICP	7.14%
Crude Oil (WTI)	SG1MCLP	1.79%	Zinc	SG1MIZP	3.57%
Brent Crude	SG1MBRP	1.79%	Nickel	SG1MIKP	3.57%
Unleaded Gasoline	SG1MHUP	7.14%	Lead	SG1MILP	1.79%
GasOil	SG1MGOP	7.14%	Tin	BCOMSN	0.89%
Live Cattle	SG1MLCP	3.57%	Gold	SG1MGCP	7.14%
Lean Hogs	SG1MLHP	3.57%	Silver	SG1MSIP	7.14%
Feeder Cattle	SG1MFCP	0.89%	Platinum	SPGCPLP	1.79%
Wheat (Chicago)	SG1MWHP	3.57%	Palladium	SPGCPAP	1.79%
Corn	SG1MCNP	3.57%	Sugar	SG1MSBP	3.57%
Soybeans	SG1MSOP	3.57%	Cotton	SG1MCTP	1.79%
Soybean Oil	BCOMBO3	3.57%	Coffee	SG1MKCP	3.57%
Aluminum	SG1MIAP	7.14%	Cocoa	SG1MCCP	1.79%

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

LME	–	London Metal Exchange
WTI	–	West Texas Intermediate

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

19

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,480,962. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $4,919,818 at June 30, 2015.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Swap contracts	$1,175,927	(1)	$(1,480,962	)(2)

Total Derivatives subject to master netting or similar agreements	$1,175,927		$(1,480,962)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

20

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$1,175,927	$(1,175,927)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(1,461,710)	$1,175,927	$285,783	$—	$—
Merrill Lynch International	(19,252)	—	19,252	—	—

	$(1,480,962)	$1,175,927	$305,035	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$(5,073,453	)(1)	$2,025,427	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended June 30, 2015, which is indicative of the volume of this derivative type, was approximately $98,037,000.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

9  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the

21

Parametric Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes (ETN)	$3,175,473	$—	$—	$3,175,473
Short-Term Investments —
U.S. Treasury Obligations	—	98,538,210	—	98,538,210
Other	—	7,326,745	—	7,326,745

Total Investments	$3,175,473	$105,864,955	$—	$109,040,428

Swap Contracts	$—	$1,175,927	$—	$1,175,927

Total	$3,175,473	$107,040,882	$—	$110,216,355

Liability Description

Swap Contracts	$—	$(1,480,962)	$—	$(1,480,962)

Total	$—	$(1,480,962)	$—	$(1,480,962)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Parametric Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Parametric Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s personnel in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

24

Parametric Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Parametric Commodity Strategy Fund

June 30, 2015

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.15

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation the Funds is subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	40

Officers and Trustees	46

Important Notices	47

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	1.49%	7.64%	16.31%	7.24%
Class A with 5.75% Maximum Sales Charge	—	—	–4.34	1.45	14.94	6.61
Class B at NAV	03/28/1996	03/29/1966	1.10	6.84	15.45	6.45
Class B with 5% Maximum Sales Charge	—	—	–3.90	1.84	15.22	6.45
Class C at NAV	08/02/1996	03/29/1966	1.14	6.84	15.45	6.45
Class C with 1% Maximum Sales Charge	—	—	0.14	5.84	15.45	6.45
Class I at NAV	07/02/1999	03/29/1966	1.62	7.90	16.62	7.53
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	1.20%	14.70%	6.40%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.03	12.06	5.34
Class B After Taxes on Distributions		03/28/1996	03/29/1966	1.79	15.17	6.42
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	1.08	12.29	5.21
Class C After Taxes on Distributions		08/02/1996	03/29/1966	5.72	15.33	6.35
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.40	12.49	5.21
Class I After Taxes on Distributions		07/02/1999	03/29/1966	7.55	16.31	7.25
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	4.75	13.48	6.12

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.83%	1.58%	1.58%	0.58%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	1.43%	7.43%	16.11%	7.07%
Class A with 5.75% Maximum Sales Charge	—	—	–4.42	1.24	14.74	6.44
Class B at NAV	02/28/2001	03/29/1966	1.04	6.66	15.24	6.27
Class B with 5% Maximum Sales Charge	—	—	–3.96	1.66	15.01	6.27
Class C at NAV	02/28/2001	03/29/1966	1.05	6.65	15.24	6.27
Class C with 1% Maximum Sales Charge	—	—	0.05	5.65	15.24	6.27
Class I at NAV	02/28/2001	03/29/1966	1.54	7.73	16.38	7.35
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	1.02%	14.54%	6.26%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	0.87	11.89	5.20
Class B After Taxes on Distributions		02/28/2001	03/29/1966	1.66	15.00	6.25
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	0.95	12.12	5.06
Class C After Taxes on Distributions		02/28/2001	03/29/1966	5.59	15.19	6.22
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.24	12.31	5.06
Class I After Taxes on Distributions		02/28/2001	03/29/1966	7.44	16.12	7.12
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	4.60	13.28	5.97

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.99%	1.74%	1.74%	0.74%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.8%

NIKE, Inc., Class B	2.4

Walt Disney Co. (The)	2.3

JPMorgan Chase & Co.	2.1

Exxon Mobil Corp.	2.1

Facebook, Inc., Class A	2.0

Intel Corp.	2.0

Wells Fargo & Co.	1.9

Starbucks Corp.	1.7

Johnson & Johnson	1.7

Total	22.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.90	$4.10	0.82%
Class B	$1,000.00	$1,011.00	$7.83	1.57%
Class C	$1,000.00	$1,011.40	$7.83	1.57%
Class I	$1,000.00	$1,016.20	$2.85	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.11	0.82%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.00	$7.85	1.57%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.30	$4.84	0.97%
Class B	$1,000.00	$1,010.40	$8.57	1.72%
Class C	$1,000.00	$1,010.50	$8.57	1.72%
Class I	$1,000.00	$1,015.40	$3.60	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.86	0.97%
Class B	$1,000.00	$1,016.30	$8.60	1.72%
Class C	$1,000.00	$1,016.30	$8.60	1.72%
Class I	$1,000.00	$1,021.20	$3.61	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Statements of Assets and Liabilities (Unaudited)

	June 30, 2015
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $569,755,841 and $285,300,450, respectively)	$1,415,649,401	$613,195,815
Receivable for Fund shares sold	21,713	431,741
Total assets	$1,415,671,114	$613,627,556

Liabilities
Payable for Fund shares redeemed	$3,281,970	$663,449
Payable to affiliates:
Administration fee	—	76,675
Distribution and service fees	461,617	227,045
Trustees’ fees	125	125
Accrued expenses	184,773	91,331
Total liabilities	$3,928,485	$1,058,625
Net Assets	$1,411,742,629	$612,568,931

Sources of Net Assets
Paid-in capital	$684,253,723	$374,616,996
Accumulated net realized loss from Portfolio	(125,713,925)	(92,438,006)
Accumulated undistributed net investment income	7,309,271	2,494,576
Net unrealized appreciation from Portfolio	845,893,560	327,895,365
Total	$1,411,742,629	$612,568,931

Class A Shares
Net Assets	$1,082,937,488	$380,570,741
Shares Outstanding	27,420,769	21,438,679
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$39.49	$17.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$41.90	$18.83

Class B Shares
Net Assets	$6,156,843	$4,991,016
Shares Outstanding	159,706	285,001
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$38.55	$17.51

Class C Shares
Net Assets	$273,676,474	$171,658,230
Shares Outstanding	7,710,109	9,952,954
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$35.50	$17.25

Class I Shares
Net Assets	$48,971,824	$55,348,944
Shares Outstanding	1,322,866	3,109,163
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$37.02	$17.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2015
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $132,487 and $56,609, respectively)	$14,111,417	$6,028,888
Interest allocated from Portfolio	17,392	7,435
Expenses allocated from Portfolio	(3,386,491)	(1,447,157)
Total investment income from Portfolio	$10,742,318	$4,589,166

Expenses
Administration fee	$—	$456,501
Distribution and service fees
Class A	1,364,809	473,219
Class B	33,939	27,295
Class C	1,389,121	853,179
Trustees’ fees and expenses	250	250
Custodian fee	30,478	20,962
Transfer and dividend disbursing agent fees	444,796	175,632
Professional fees	18,963	15,012
Printing and postage	46,484	22,789
Registration fees	34,350	31,899
Miscellaneous	77,233	20,766
Total expenses	$3,440,423	$2,097,504

Net investment income	$7,301,895	$2,491,662

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$32,886,479	$14,568,078
Foreign currency transactions	(4,232)	(1,810)
Net realized gain	$32,882,247	$14,566,268
Change in unrealized appreciation (depreciation) —
Investments	$(19,797,075)	$(9,103,856)
Foreign currency	10,688	4,557
Net change in unrealized appreciation (depreciation)	$(19,786,387)	$(9,099,299)

Net realized and unrealized gain	$13,095,860	$5,466,969

Net increase in net assets from operations	$20,397,755	$7,958,631

(1)	Includes $27,179,873 and $12,187,425, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2015
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$7,301,895	$2,491,662
Net realized gain from investment and foreign currency transactions	32,882,247	14,566,268
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(19,786,387)	(9,099,299)
Net increase in net assets from operations	$20,397,755	$7,958,631
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,004,705	$9,485,007
Class B	40,363	32,011
Class C	919,064	6,576,109
Class I	38,979,536	12,606,812
Cost of shares redeemed
Class A	(34,210,480)	(12,839,558)
Class B	(273,727)	(177,814)
Class C	(10,702,564)	(6,293,149)
Class I	(35,676,979)	(10,567,772)
Net asset value of shares exchanged
Class A	1,114,973	958,964
Class B	(1,114,973)	(958,964)
Net decrease in net assets from Fund share transactions	$(37,920,082)	$(1,178,354)

Net increase (decrease) in net assets	$(17,522,327)	$6,780,277

Net Assets
At beginning of period	$1,429,264,956	$605,788,654
At end of period	$1,411,742,629	$612,568,931

Accumulated undistributed net investment income included in net assets
At end of period	$7,309,271	$2,494,576

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2014
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$13,242,628	$4,233,667
Net realized gain from investment and foreign currency transactions	67,341,790	24,614,761
Net change in unrealized appreciation (depreciation) from investments and foreign currency	78,293,050	36,178,400
Net increase in net assets from operations	$158,877,468	$65,026,828
Distributions to shareholders —
From net investment income
Class A	$(11,408,721)	$(3,371,773)
Class B	(14,372)	(1,415)
Class C	(1,298,306)	(373,268)
Class I	(610,067)	(586,944)
Total distributions to shareholders	$(13,331,466)	$(4,333,400)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,660,576	$19,676,710
Class B	33,495	43,239
Class C	1,424,318	8,351,801
Class I	97,305,407	38,108,056
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,762,569	3,082,951
Class B	13,348	1,220
Class C	1,056,218	309,337
Class I	390,604	524,912
Cost of shares redeemed
Class A	(82,734,346)	(38,594,775)
Class B	(726,376)	(672,583)
Class C	(20,193,880)	(14,010,703)
Class I	(97,497,815)	(27,518,531)
Net asset value of shares exchanged
Class A	2,658,431	2,093,444
Class B	(2,658,431)	(2,093,444)
Net decrease in net assets from Fund share transactions	$(84,505,882)	$(10,698,366)

Net increase in net assets	$61,040,120	$49,995,062

Net Assets
At beginning of year	$1,368,224,836	$555,793,592
At end of year	$1,429,264,956	$605,788,654

Accumulated undistributed net investment income included in net assets
At end of year	$7,376	$2,914

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$38.910		$35.000	$26.810	$23.630	$23.820	$21.400

Income (Loss) From Operations
Net investment income(1)	$0.229		$0.405	$0.354	$0.366	$0.275	$0.226
Net realized and unrealized gain (loss)	0.351		3.913	8.195	3.195	(0.176)	2.433

Total income from operations	$0.580		$4.318	$8.549	$3.561	$0.099	$2.659

Less Distributions
From net investment income	$—		$(0.408)	$(0.359)	$(0.381)	$(0.289)	$(0.239)

Total distributions	$—		$(0.408)	$(0.359)	$(0.381)	$(0.289)	$(0.239)

Net asset value — End of period	$39.490		$38.910	$35.000	$26.810	$23.630	$23.820

Total Return(2)	1.49	%(3)	12.33%	31.92%	15.05%	0.42%	12.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,082,937		$1,096,567	$1,048,081	$863,387	$864,789	$1,000,249
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.82	%(6)	0.83%	0.83%	0.86%	0.86%	0.87%
Net investment income	1.17	%(6)	1.11%	1.14%	1.40%	1.15%	1.04%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%
Portfolio Turnover of the Fund	—		—	—	—	—	8	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$38.130		$34.260	$26.220	$23.070	$23.190	$20.790

Income (Loss) From Operations
Net investment income(1)	$0.080		$0.128	$0.117	$0.156	$0.087	$0.059
Net realized and unrealized gain (loss)	0.340		3.814	7.997	3.118	(0.163)	2.352

Total income (loss) from operations	$0.420		$3.942	$8.114	$3.274	$(0.076)	$2.411

Less Distributions
From net investment income	$—		$(0.072)	$(0.074)	$(0.124)	$(0.044)	$(0.011)

Total distributions	$—		$(0.072)	$(0.074)	$(0.124)	$(0.044)	$(0.011)

Net asset value — End of period	$38.550		$38.130	$34.260	$26.220	$23.070	$23.190

Total Return(2)	1.10	%(3)	11.51%	30.95%	14.18%	(0.33)%	11.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,157		$7,411	$9,872	$11,825	$18,835	$32,084
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.57	%(6)	1.58%	1.59%	1.61%	1.61%	1.62%
Net investment income	0.42	%(6)	0.36%	0.39%	0.62%	0.37%	0.28%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%
Portfolio Turnover of the Fund	—		—	—	—	—	8	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$35.100		$31.630	$24.270	$21.430	$21.630	$19.450

Income (Loss) From Operations
Net investment income(1)	$0.074		$0.118	$0.110	$0.154	$0.086	$0.057
Net realized and unrealized gain (loss)	0.326		3.515	7.402	2.889	(0.167)	2.205

Total income (loss) from operations	$0.400		$3.633	$7.512	$3.043	$(0.081)	$2.262

Less Distributions
From net investment income	$—		$(0.163)	$(0.152)	$(0.203)	$(0.119)	$(0.082)

Total distributions	$—		$(0.163)	$(0.152)	$(0.203)	$(0.119)	$(0.082)

Net asset value — End of period	$35.500		$35.100	$31.630	$24.270	$21.430	$21.630

Total Return(2)	1.14	%(3)	11.48%	30.97%	14.19%	(0.37)%	11.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$273,676		$280,250	$269,668	$222,682	$227,541	$264,689
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.57	%(6)	1.58%	1.58%	1.61%	1.61%	1.62%
Net investment income	0.42	%(6)	0.36%	0.39%	0.65%	0.39%	0.29%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%
Portfolio Turnover of the Fund	—		—	—	—	—	8	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$36.430		$32.790	$25.130	$22.170	$22.380	$20.160

Income (Loss) From Operations
Net investment income(1)	$0.260		$0.473	$0.416	$0.427	$0.323	$0.239
Net realized and unrealized gain (loss)	0.330		3.669	7.683	2.982	(0.180)	2.279

Total income from operations	$0.590		$4.142	$8.099	$3.409	$0.143	$2.518

Less Distributions
From net investment income	$—		$(0.502)	$(0.439)	$(0.449)	$(0.353)	$(0.298)

Total distributions	$—		$(0.502)	$(0.439)	$(0.449)	$(0.353)	$(0.298)

Net asset value — End of period	$37.020		$36.430	$32.790	$25.130	$22.170	$22.380

Total Return(2)	1.62	%(3)	12.62%	32.27%	15.35%	0.65%	12.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,972		$45,037	$40,603	$28,049	$23,857	$12,495
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.57	%(6)	0.58%	0.59%	0.61%	0.61%	0.62%
Net investment income	1.41	%(6)	1.37%	1.42%	1.74%	1.44%	1.17%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%
Portfolio Turnover of the Fund	—		—	—	—	—	8	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$17.500		$15.750	$12.060	$10.630	$10.720	$9.640

Income (Loss) From Operations
Net investment income(1)	$0.089		$0.155	$0.137	$0.145	$0.104	$0.084
Net realized and unrealized gain (loss)	0.161		1.752	3.691	1.437	(0.083)	1.088

Total income from operations	$0.250		$1.907	$3.828	$1.582	$0.021	$1.172

Less Distributions
From net investment income	$—		$(0.157)	$(0.138)	$(0.152)	$(0.111)	$(0.092)

Total distributions	$—		$(0.157)	$(0.138)	$(0.152)	$(0.111)	$(0.092)

Net asset value — End of period	$17.750		$17.500	$15.750	$12.060	$10.630	$10.720

Total Return(2)	1.43	%(3)	12.10%	31.76%	14.87%	0.20%	12.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380,571		$377,644	$352,976	$282,750	$278,401	$332,251
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.97	%(6)	0.99%	1.00%	1.03%	1.04%	1.06%
Net investment income	1.01	%(6)	0.94%	0.98%	1.24%	0.96%	0.86%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$17.330		$15.570	$11.920	$10.470	$10.530	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.023		$0.033	$0.031	$0.049	$0.019	$0.009
Net realized and unrealized gain (loss)	0.157		1.731	3.626	1.419	(0.079)	1.071

Total income (loss) from operations	$0.180		$1.764	$3.657	$1.468	$(0.060)	$1.080

Less Distributions
From net investment income	$—		$(0.004)	$(0.007)	$(0.018)	$—	$—

Total distributions	$—		$(0.004)	$(0.007)	$(0.018)	$—	$—

Net asset value — End of period	$17.510		$17.330	$15.570	$11.920	$10.470	$10.530

Total Return(2)	1.04	%(3)	11.33%	30.68%	14.02%	(0.57)%	11.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,991		$6,027	$8,046	$9,789	$19,064	$39,520
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.72	%(6)	1.74%	1.75%	1.78%	1.80%	1.81%
Net investment income	0.26	%(6)	0.20%	0.22%	0.43%	0.18%	0.10%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$17.070		$15.370	$11.780	$10.390	$10.470	$9.420

Income (Loss) From Operations
Net investment income(1)	$0.023		$0.031	$0.031	$0.055	$0.022	$0.010
Net realized and unrealized gain (loss)	0.157		1.707	3.594	1.398	(0.075)	1.053

Total income (loss) from operations	$0.180		$1.738	$3.625	$1.453	$(0.053)	$1.063

Less Distributions
From net investment income	$—		$(0.038)	$(0.035)	$(0.063)	$(0.027)	$(0.013)

Total distributions	$—		$(0.038)	$(0.035)	$(0.063)	$(0.027)	$(0.013)

Net asset value — End of period	$17.250		$17.070	$15.370	$11.780	$10.390	$10.470

Total Return(2)	1.05	%(3)	11.30%	30.78%	13.98%	(0.50)%	11.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,658		$169,638	$158,015	$129,144	$130,802	$154,493
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.72	%(6)	1.74%	1.75%	1.78%	1.80%	1.80%
Net investment income	0.26	%(6)	0.19%	0.23%	0.48%	0.21%	0.11%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$17.530		$15.770	$12.080	$10.650	$10.740	$9.660

Income (Loss) From Operations
Net investment income(1)	$0.112		$0.198	$0.174	$0.178	$0.135	$0.103
Net realized and unrealized gain (loss)	0.158		1.761	3.689	1.435	(0.084)	1.095

Total income from operations	$0.270		$1.959	$3.863	$1.613	$0.051	$1.198

Less Distributions
From net investment income	$—		$(0.199)	$(0.173)	$(0.183)	$(0.141)	$(0.118)

Total distributions	$—		$(0.199)	$(0.173)	$(0.183)	$(0.141)	$(0.118)

Net asset value — End of period	$17.800		$17.530	$15.770	$12.080	$10.650	$10.740

Total Return(2)	1.54	%(3)	12.42%	32.01%	15.12%	0.48%	12.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,349		$52,480	$36,757	$28,021	$21,058	$11,701
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.72	%(6)	0.74%	0.75%	0.79%	0.79%	0.80%
Net investment income	1.26	%(6)	1.19%	1.24%	1.51%	1.26%	1.04%
Portfolio Turnover of the Portfolio	4	%(3)	8%	3%	2%	2%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.2% and 5.7% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2015). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Funds, for federal income tax purposes, had capital loss carryforwards and/or deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire if unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

December 31, 2016	$—	$5,627,596
December 31, 2017	—	10,124,862

Total capital loss carryforwards	$—	$15,752,458

Deferred capital losses
Short-term	$4,625,641	$1,619,937
Long-term	$437,111	$47,473

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2015, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $456,501. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2015 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$57,041	$17,979
EVD’s Class A Sales Charges	$13,613	$33,798

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,364,809	$473,219

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$25,454	$20,471
Class C Distribution Fees	$1,041,841	$639,884

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$8,485	$6,824
Class C Service Fees	$347,280	$213,295

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$37	$9
Class B	$736	$409
Class C	$211	$1,493

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$2,008	$38,781,736
Tax-Managed Growth Fund 1.2	9,673,719	12,166,994

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$32,346,854
Tax-Managed Growth Fund 1.2	5,073,190

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	75,762	1,095	25,838	1,049,440
Redemptions	(863,328)	(7,104)	(299,158)	(962,827)
Exchange from Class B shares	28,029	—	—	—
Exchange to Class A shares	—	(28,659)	—	—

Net increase (decrease)	(759,537)	(34,668)	(273,320)	86,613

	Year Ended December 31, 2014
	Class A	Class B	Class C	Class I

Sales	181,805	958	43,144	2,840,826
Issued to shareholders electing to receive payments of distributions in Fund shares	249,555	348	29,921	10,666
Redemptions	(2,270,126)	(20,485)	(615,798)	(2,853,491)
Exchange from Class B shares	72,821	—	—	—
Exchange to Class A shares	—	(74,628)	—	—

Net decrease	(1,765,945)	(93,807)	(542,733)	(1,999)

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	532,873	1,799	380,195	711,407
Redemptions	(723,199)	(10,155)	(365,407)	(595,734)
Exchange from Class B shares	53,736	—	—	—
Exchange to Class A shares	—	(54,352)	—	—

Net increase (decrease)	(136,590)	(62,708)	14,788	115,673

	Year Ended December 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,201,734	2,470	517,529	2,311,723
Issued to shareholders electing to receive payments of distributions in Fund shares	175,168	70	18,016	29,774
Redemptions	(2,344,560)	(41,999)	(878,986)	(1,678,885)
Exchange from Class B shares	127,640	—	—	—
Exchange to Class A shares	—	(129,437)	—	—

Net increase (decrease)	(840,018)	(168,896)	(343,441)	662,612

24

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Aerospace & Defense — 3.4%
Boeing Co. (The)	947,896	$131,492,133
General Dynamics Corp.	101,975	14,448,838
Honeywell International, Inc.	288,259	29,393,770
Huntington Ingalls Industries, Inc.	2,546	286,654
Lockheed Martin Corp.	32,973	6,129,681
Northrop Grumman Corp.	15,277	2,423,390
Precision Castparts Corp.	19,025	3,802,527
Raytheon Co.	51,795	4,955,746
Rockwell Collins, Inc.	166,787	15,402,779
United Technologies Corp.	1,387,809	153,949,652

		$362,285,170

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	529,440	$33,031,762
FedEx Corp.	268,364	45,729,225
United Parcel Service, Inc., Class B	850,610	82,432,615

		$161,193,602

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$113,680
Johnson Controls, Inc.	842,645	41,736,207

		$41,849,887

Automobiles — 0.1%
Daimler AG	38,000	$3,494,860
Ford Motor Co.(1)	140,000	2,099,298
Ford Motor Co.	196,080	2,943,161
Harley-Davidson, Inc.	800	45,080

		$8,582,399

Banks — 6.7%
Bank of America Corp.	1,795,504	$30,559,478
Bank of Montreal	26,370	1,563,214
BB&T Corp.	1,018,990	41,075,487
Citigroup, Inc.	802,201	44,313,583
Comerica, Inc.	126,791	6,506,914
Fifth Third Bancorp	1,152,954	24,004,502
HSBC Holdings PLC	220,592	1,983,131
HSBC Holdings PLC ADR	424	19,000
ING Groep NV ADR	131,742	2,184,282
JPMorgan Chase & Co.	3,339,825	226,306,542
KeyCorp	111,718	1,678,004
M&T Bank Corp.	17,977	2,245,867

Security	Shares	Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	68,782	$6,578,998
Regions Financial Corp.	580,537	6,014,363
Royal Bank of Canada	148,562	9,084,566
Societe Generale SA	460,793	21,622,144
SunTrust Banks, Inc.	324,267	13,949,966
Synovus Financial Corp.	1,565	48,233
Toronto-Dominion Bank (The)	29,644	1,260,167
U.S. Bancorp	1,847,517	80,182,238
Wells Fargo & Co.	3,560,421	200,238,077
Zions Bancorporation	38,805	1,231,477

		$722,650,233

Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$510,378
Coca-Cola Co. (The)	2,605,349	102,207,841
Coca-Cola Enterprises, Inc.	31,501	1,368,403
Molson Coors Brewing Co., Class B	186,000	12,984,660
Monster Beverage Corp.(2)	23,832	3,193,965
PepsiCo, Inc.	1,548,241	144,512,815

		$264,778,062

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.(2)	138,152	$24,973,737
Alexion Pharmaceuticals, Inc.(1)(2)	27,835	5,026,701
Alexion Pharmaceuticals, Inc.(1)(2)	12,388	2,239,379
Alexion Pharmaceuticals, Inc.(1)(2)	19,229	3,476,027
Alexion Pharmaceuticals, Inc.(1)(2)	15,952	2,882,922
Amgen, Inc.	1,013,262	155,555,982
Biogen, Inc.(2)	135,396	54,691,860
Celgene Corp.(2)	172,919	20,012,781
Gilead Sciences, Inc.	845,051	98,938,571
Vertex Pharmaceuticals, Inc.(2)	160,000	19,756,800

		$387,554,760

Building Products — 0.0%(3)
Fortune Brands Home & Security, Inc.	1,600	$73,312

		$73,312

Capital Markets — 5.2%
Affiliated Managers Group, Inc.(2)	275	$60,115
Ameriprise Financial, Inc.	205,235	25,640,008
Bank of New York Mellon Corp. (The)	454,604	19,079,730
BlackRock, Inc.	7,289	2,521,848
Charles Schwab Corp. (The)	2,745,966	89,655,790
E*TRADE Financial Corp.(2)	4,593	137,560

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
Franklin Resources, Inc.	967,010	$47,412,500
Goldman Sachs Group, Inc. (The)	537,244	112,171,175
Invesco, Ltd.	4,040	151,460
Legg Mason, Inc.	122,902	6,333,140
LPL Financial Holdings, Inc.	42,465	1,974,198
Morgan Stanley	2,240,763	86,919,197
Northern Trust Corp.	709,098	54,217,633
State Street Corp.	769,379	59,242,183
Stifel Financial Corp.(2)	9,837	567,988
Stifel Financial Corp.(1)(2)	93,119	5,376,691
Stifel Financial Corp.(1)(2)	9,840	568,162
T. Rowe Price Group, Inc.	554,173	43,075,867
UBS AG(2)	29,488	625,146
Waddell & Reed Financial, Inc., Class A	8,833	417,889

		$556,148,280

Chemicals — 1.9%
Air Products and Chemicals, Inc.	12,258	$1,677,262
Ashland, Inc.	25,092	3,058,715
Dow Chemical Co. (The)	156,840	8,025,503
E.I. du Pont de Nemours & Co.	823,778	52,680,603
Eastman Chemical Co.	1,500	122,730
Ecolab, Inc.	483,542	54,674,094
Monsanto Co.	503,295	53,646,214
NewMarket Corp.	4,549	2,019,256
PPG Industries, Inc.	230,456	26,437,912
Praxair, Inc.	3,573	427,152
Sherwin-Williams Co. (The)	6,074	1,670,471
Valspar Corp. (The)	20,000	1,636,400
Westlake Chemical Corp.	1,000	68,590

		$206,144,902

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,240	$343,757
Cintas Corp.	52,914	4,475,995
Pitney Bowes, Inc.	14,270	296,959
Stericycle, Inc.(2)	139,917	18,736,285
Tyco International, PLC	96,051	3,696,043
Waste Management, Inc.	108,226	5,016,275

		$32,565,314

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	80,000	$6,539,200
Brocade Communications Systems, Inc.	176,629	2,098,352
Cisco Systems, Inc.	1,475,650	40,521,349

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	192,092	$4,988,629
Motorola Solutions, Inc.	2,986	171,217
Nokia Oyj ADR	192	1,315
Palo Alto Networks, Inc.(2)	20,808	3,635,158
QUALCOMM, Inc.	1,215,839	76,147,997

		$134,103,217

Construction & Engineering — 0.0%(3)
Jacobs Engineering Group, Inc.(2)	56,851	$2,309,288

		$2,309,288

Construction Materials — 0.0%(3)
Vulcan Materials Co.	22,102	$1,855,021

		$1,855,021

Consumer Finance — 1.2%
American Express Co.	912,680	$70,933,490
Capital One Financial Corp.	77,831	6,846,793
Discover Financial Services(1)	84,984	4,891,881
Discover Financial Services	831,522	47,912,298
Navient Corp.	10,200	185,742
SLM Corp.(2)	10,200	100,674

		$130,870,878

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,869,601

		$16,869,601

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	22,181	$657,667

		$657,667

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(2)	453	$92,797,050
Berkshire Hathaway, Inc., Class B(2)	945,748	128,725,760
CBOE Holdings, Inc.	149,225	8,538,655
CME Group, Inc.	188,243	17,517,894
Intercontinental Exchange, Inc.	14,292	3,195,834
McGraw Hill Financial, Inc.	86,290	8,667,830
Moody’s Corp.	179,322	19,359,603

		$278,802,626

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	180,305	$6,404,433
CenturyLink, Inc.	4,871	143,110
Deutsche Telekom AG ADR	50,092	862,334
Frontier Communications Corp.	13,440	66,528
Verizon Communications, Inc.	419,226	19,540,124
Windstream Holdings, Inc.	11,811	75,354

		$27,091,883

Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,326,061
Exelon Corp.	8,420	264,556
NextEra Energy, Inc.	63,830	6,257,255
Southern Co. (The)	92,821	3,889,200

		$13,737,072

Electrical Equipment — 1.2%
AMETEK, Inc.	37,403	$2,048,936
Eaton Corp. PLC	35,404	2,389,416
Emerson Electric Co.	2,019,272	111,928,247
Rockwell Automation, Inc.	121,000	15,081,440

		$131,448,039

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,490,118	$29,400,028
Keysight Technologies, Inc.(2)	240,586	7,503,878
Knowles Corp.(2)	174,670	3,161,527
TE Connectivity, Ltd.	687	44,174

		$40,109,607

Energy Equipment & Services — 1.3%
Cameron International Corp.(2)	120	$6,284
Halliburton Co.	903,071	38,895,268
Schlumberger, Ltd.	1,208,137	104,129,328
Transocean, Ltd.	2,884	46,490

		$143,077,370

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	876,862	$118,428,982
CVS Health Corp.	1,245,053	130,581,158
Kroger Co. (The)	35,843	2,598,976
Sprouts Farmers Market, Inc.(2)	1,650,317	44,525,553
Sysco Corp.	330,527	11,932,025
Wal-Mart Stores, Inc.	1,232,738	87,438,106
Walgreens Boots Alliance, Inc.	277,932	23,468,578

		$418,973,378

Security	Shares	Value

Food Products — 1.7%
Archer-Daniels-Midland Co.	175,432	$8,459,331
Campbell Soup Co.	9,581	456,535
ConAgra Foods, Inc.	191,346	8,365,647
Flowers Foods, Inc.	47,169	997,624
General Mills, Inc.	13,987	779,356
Hain Celestial Group, Inc. (The)(2)	1,316	86,672
Hershey Co. (The)	544,575	48,374,597
JM Smucker Co. (The)	12,283	1,331,600
Kellogg Co.	50,325	3,155,377
Keurig Green Mountain, Inc.	75,000	5,747,250
Kraft Foods Group, Inc.	7,111	605,431
McCormick & Co., Inc.	48,129	3,896,043
Mondelez International, Inc., Class A	263,944	10,858,656
Nestle SA	1,191,874	85,994,426

		$179,108,545

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,561,126	$76,620,064
Bard (C.R.), Inc.	25,000	4,267,500
Baxter International, Inc.	222,275	15,543,691
Becton, Dickinson and Co.	73,732	10,444,138
Boston Scientific Corp.(2)	27,329	483,723
Halyard Health, Inc.(2)	2,456	99,468
Intuitive Surgical, Inc.(2)	14,000	6,783,000
Medtronic PLC	277,473	20,560,749
St. Jude Medical, Inc.	152,388	11,134,991
Stryker Corp.	189,350	18,096,180
Zimmer Biomet Holdings, Inc.	133,186	14,547,907

		$178,581,411

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	164,761	$17,520,685
Anthem, Inc.	54,347	8,920,517
Cardinal Health, Inc.	251,636	21,049,351
Cigna Corp.	42,896	6,949,152
DaVita HealthCare Partners, Inc.(2)	136,458	10,844,317
Express Scripts Holding Co.(2)	367,509	32,686,250
HCA Holdings, Inc.(2)	145,114	13,164,742
Henry Schein, Inc.(2)	6,179	878,159
Humana, Inc.	482	92,197
McKesson Corp.	2,384	535,947
PharMerica Corp.(2)	1,805	60,107
UnitedHealth Group, Inc.	60,837	7,422,114

		$120,123,538

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Technology — 0.0%(3)
Cerner Corp.(2)	1,200	$82,872

		$82,872

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.(2)	659	$398,688
International Game Technology PLC(2)	10,550	187,368
Interval Leisure Group, Inc.	5,349	122,225
Marriott International, Inc., Class A(1)	240,419	17,880,298
Marriott International, Inc., Class A	637,208	47,401,903
Marriott Vacations Worldwide Corp.	3	275
McDonald’s Corp.	724,987	68,924,514
Starbucks Corp.	3,436,616	184,254,167
Yum! Brands, Inc.	243,320	21,918,266

		$341,087,704

Household Durables — 0.1%
D.R. Horton, Inc.	418,482	$11,449,667
Harman International Industries, Inc.	26,105	3,104,929

		$14,554,596

Household Products — 1.6%
Clorox Co. (The)	7,212	$750,192
Colgate-Palmolive Co.	1,198,220	78,375,570
Kimberly-Clark Corp.	22,323	2,365,569
Procter & Gamble Co. (The)	1,093,883	85,585,406

		$167,076,737

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$22,940

		$22,940

Industrial Conglomerates — 2.5%
3M Co.	805,749	$124,327,071
Danaher Corp.	43,731	3,742,936
General Electric Co.	5,180,008	137,632,813

		$265,702,820

Insurance — 1.0%
Aegon NV ADR	4,011,016	$29,681,518
Aflac, Inc.	213,366	13,271,365
Allstate Corp. (The)	583	37,819
Aon PLC	46,947	4,679,677
Chubb Corp.	28,044	2,668,106
Cincinnati Financial Corp.	135,528	6,800,795

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group, Inc.	5,762	$239,526
Marsh & McLennan Cos., Inc.	79,454	4,505,042
Progressive Corp.	1,230,644	34,248,823
Prudential Financial, Inc.	18,767	1,642,488
Torchmark Corp.	78,790	4,587,154
Travelers Companies, Inc. (The)	88,539	8,558,180
Willis Group Holdings PLC	277	12,991

		$110,933,484

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(2)	325,779	$141,417,406
Expedia, Inc.	2,575	281,576
Priceline Group, Inc. (The)(2)	23,550	27,114,764

		$168,813,746

Internet Software & Services — 5.7%
Akamai Technologies, Inc.(2)	200,000	$13,964,000
eBay, Inc.(2)	1,280,740	77,151,778
Facebook, Inc., Class A(2)	2,442,326	209,466,089
Google, Inc., Class A(2)	254,935	137,675,098
Google, Inc., Class C(2)	268,934	139,982,836
IAC/InterActiveCorp	14,528	1,157,301
LinkedIn Corp., Class A(2)	8,145	1,683,001
Pandora Media, Inc.(2)	37,000	574,980
Twitter, Inc.(2)	749,892	27,161,088
VeriSign, Inc.(2)	14,951	922,776
Yahoo! Inc.(2)	138,604	5,445,751

		$615,184,698

IT Services — 2.0%
Accenture PLC, Class A	1,312,636	$127,036,912
Automatic Data Processing, Inc.	103,070	8,269,306
Broadridge Financial Solutions, Inc.	1,652	82,617
Cognizant Technology Solutions Corp., Class A(2)	3,510	214,426
Fidelity National Information Services, Inc.	63,791	3,942,284
Fiserv, Inc.(2)	47,175	3,907,505
International Business Machines Corp.	239,226	38,912,501
MasterCard, Inc., Class A	11,313	1,057,539
Paychex, Inc.	693,512	32,511,843
Total System Services, Inc.	32,405	1,353,557
Visa, Inc., Class A	9,696	651,086
Western Union Co.	60,362	1,227,159

		$219,166,735

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Products — 0.0%(3)
Mattel, Inc.	26,506	$680,939
Polaris Industries, Inc.	4,104	607,844

		$1,288,783

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(1)	172,823	$6,660,844
Agilent Technologies, Inc.	481,399	18,572,373
Illumina, Inc.(2)	62,000	13,538,320
Thermo Fisher Scientific, Inc.	19,676	2,553,158

		$41,324,695

Machinery — 2.1%
Caterpillar, Inc.	138,411	$11,740,021
Deere & Co.	810,782	78,686,393
Donaldson Co., Inc.	89,373	3,199,553
Dover Corp.	342,302	24,022,754
Illinois Tool Works, Inc.	1,034,623	94,968,045
Manitowoc Co., Inc. (The)	45,741	896,524
PACCAR, Inc.	171,748	10,959,240
Parker-Hannifin Corp.	16,957	1,972,608
Pentair PLC	4,385	301,469
Snap-On, Inc.	8,911	1,419,077
WABCO Holdings, Inc.(2)	1,156	143,020
Wabtec Corp.	12,082	1,138,608

		$229,447,312

Media — 3.6%
CBS Corp., Class B	129,378	$7,180,479
Comcast Corp., Class A	195,330	11,747,146
Comcast Corp., Special Class A	1,145,152	68,640,411
DIRECTV(2)	33,786	3,135,003
Discovery Communications, Inc., Class A(2)	6,930	230,492
Discovery Communications, Inc., Class C(2)	20,394	633,845
Gannett Co., Inc.(2)	1,782	24,923
Liberty Broadband Corp., Class A(2)	3,091	157,548
Liberty Broadband Corp., Class C(2)	6,183	316,322
Liberty Global PLC, Series A(2)	8,854	478,736
Liberty Global PLC, Series C(2)	27,614	1,398,097
Liberty Media Corp., Class A(2)	12,367	445,707
Liberty Media Corp., Class C(2)	24,734	887,951
News Corp., Class A(2)	24	350
Omnicom Group, Inc.	142,077	9,872,931
TEGNA, Inc.	3,563	114,265
Time Warner Cable, Inc.	5,696	1,014,856
Time Warner, Inc.	350,629	30,648,481

Security	Shares	Value

Media (continued)
Time, Inc.	45,407	$1,044,815
Twenty-First Century Fox, Inc., Class A	5,783	188,208
Viacom, Inc., Class B	133,554	8,632,931
Walt Disney Co. (The)	2,138,012	244,032,690

		$390,826,187

Metals & Mining — 0.2%
Alcoa, Inc.	52,760	$588,274
Cliffs Natural Resources, Inc.	278,122	1,204,268
Freeport-McMoRan, Inc.	450,498	8,388,273
Glencore PLC	598,405	2,399,724
Lonmin PLC(2)	6,457	11,367
Nucor Corp.	230,000	10,136,100

		$22,728,006

Multi-Utilities — 0.0%(3)
Dominion Resources, Inc.	1,700	$113,679
Sempra Energy	1,443	142,770

		$256,449

Multiline Retail — 0.1%
Target Corp.	139,632	$11,398,160

		$11,398,160

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	923,255	$72,069,285
Antero Resources Corp.(2)	109,563	3,762,393
Apache Corp.	552,026	31,813,258
California Resources Corp.	2,000	12,080
Cheniere Energy, Inc.(2)	316,849	21,944,962
Cheniere Energy, Inc.(1)(2)	14,169	980,364
Chesapeake Energy Corp.	288	3,217
Chevron Corp.	626,757	60,463,248
Concho Resources, Inc.(2)	40,000	4,554,400
ConocoPhillips	259,909	15,961,012
Devon Energy Corp.	570,333	33,929,110
EOG Resources, Inc.	3,600	315,180
Exxon Mobil Corp.	2,713,131	225,732,499
Hess Corp.	39,579	2,647,043
Marathon Oil Corp.	170,827	4,533,749
Marathon Petroleum Corp.	160,826	8,412,808
Murphy Oil Corp.	100,489	4,177,328
Occidental Petroleum Corp.	8,074	627,915
Phillips 66	158,544	12,772,305
Range Resources Corp.	4,900	241,962

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A ADR	70,142	$3,998,795
Southwestern Energy Co.(2)	730	16,593
Spectra Energy Corp.	8,040	262,104
Williams Cos., Inc.	6,625	380,209
WPX Energy, Inc.(2)	666	8,178

		$509,619,997

Personal Products — 0.0%(3)
Estee Lauder Cos., Inc. (The), Class A	42,343	$3,669,444

		$3,669,444

Pharmaceuticals — 8.5%
AbbVie, Inc.	1,592,537	$107,002,561
Allergan PLC(2)	124,705	37,842,979
Bristol-Myers Squibb Co.	1,937,388	128,913,798
Eli Lilly & Co.	1,186,999	99,102,546
GlaxoSmithKline PLC ADR	112,005	4,665,008
Johnson & Johnson	1,849,522	180,254,414
Mallinckrodt PLC(2)	17,707	2,084,468
Merck & Co., Inc.	1,278,835	72,804,077
Novartis AG ADR	108,228	10,643,142
Novo Nordisk A/S ADR	1,249,240	68,408,382
Perrigo Co. PLC	31,500	5,822,145
Pfizer, Inc.	2,236,685	74,996,048
Roche Holding AG ADR	35,808	1,255,787
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	98,808,463
Zoetis, Inc.	361,174	17,415,810

		$910,019,628

Professional Services — 0.1%
Nielsen NV	72,356	$3,239,378
Verisk Analytics, Inc., Class A(2)	46,792	3,404,586

		$6,643,964

Real Estate Investment Trusts (REITs) — 0.0%(3)
American Tower Corp.	10,718	$999,882
Communications Sales & Leasing, Inc.	14,173	350,357
Simon Property Group, Inc.	18,096	3,130,970
Weyerhaeuser Co.	1,200	37,800

		$4,519,009

Road & Rail — 0.3%
CSX Corp.	28,990	$946,523
Kansas City Southern	14,386	1,312,003

Security	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	72,257	$6,312,372
Union Pacific Corp.	297,929	28,413,489

		$36,984,387

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	599,209	$38,460,230
Applied Materials, Inc.	100,000	1,922,000
Broadcom Corp., Class A	788,131	40,580,865
Cypress Semiconductor Corp.(2)	108,454	1,275,419
Intel Corp.	6,882,396	209,328,074
Linear Technology Corp.	68,494	3,029,490
Marvell Technology Group, Ltd.	95,391	1,257,730
Maxim Integrated Products, Inc.	151,789	5,248,105
Microchip Technology, Inc.	23,733	1,125,537
NVIDIA Corp.	284,500	5,721,295
Texas Instruments, Inc.	1,013,579	52,209,454
Xilinx, Inc.	90,186	3,982,614

		$364,140,813

Software — 3.4%
Activision Blizzard, Inc.	218,092	$5,280,007
Adobe Systems, Inc.(2)	412,312	33,401,395
CA, Inc.	7,339	214,959
Cadence Design Systems, Inc.(2)	200,000	3,932,000
CDK Global, Inc.	34,056	1,838,343
Check Point Software Technologies, Ltd.(2)	150,000	11,932,500
Microsoft Corp.	3,129,510	138,167,867
Oracle Corp.	3,621,695	145,954,308
ServiceNow, Inc.(2)	182,216	13,540,471
Symantec Corp.	72,900	1,694,925
Tableau Software, Inc., Class A(2)	13,699	1,579,495
Workday, Inc. Class A(2)	54,405	4,155,998

		$361,692,268

Specialty Retail — 3.1%
AutoNation, Inc.(2)	2,317	$145,925
Bed Bath & Beyond, Inc.(2)	7,000	482,860
Best Buy Co., Inc.	133,011	4,337,489
Dick’s Sporting Goods, Inc.	35,000	1,811,950
Gap, Inc. (The)	89,138	3,402,397
GNC Holdings, Inc., Class A	900	40,032
Home Depot, Inc. (The)	1,155,581	128,419,717
L Brands, Inc.	41,877	3,590,115
Lowe’s Companies, Inc.	249,088	16,681,423
Murphy USA, Inc.(2)	19,669	1,097,924

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.(1)	9,460	$459,736
Ross Stores, Inc.	33,000	1,604,130
Staples, Inc.	144,626	2,214,224
Tiffany & Co.	600	55,080
TJX Cos., Inc. (The)	2,239,573	148,192,545
Tractor Supply Co.	93,481	8,407,681
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	9,822,248

		$330,765,476

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	3,233,346	$405,542,422
EMC Corp.	2,797,592	73,828,453
Hewlett-Packard Co.	31,477	944,625
NetApp, Inc.	414,967	13,096,358

		$493,411,858

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	10,800	$373,788
Hanesbrands, Inc.	790,331	26,333,829
NIKE, Inc., Class B	2,354,845	254,370,357
VF Corp.	36,058	2,514,685

		$283,592,659

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,441,140
Philip Morris International, Inc.	431,661	34,606,262

		$40,047,402

Trading Companies & Distributors — 0.0%(3)
Fastenal Co.	661	$27,881
United Rentals, Inc.(2)	2,000	175,240

		$203,121

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$7,361,476
Sprint Corp.(2)	135,160	616,330
Vodafone Group PLC ADR	97,896	3,568,309

		$11,546,115

Total Common Stocks (identified cost $5,571,501,369)		$10,518,297,127

Preferred Stocks — 0.0%

Security	Shares	Value

Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(3)

Security	Shares	Value

Pharmaceuticals — 0.0%(3)
Sanofi, Exp. 12/31/20(2)	6,984	$4,889

Total Rights (identified cost $16,440)		$4,889

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	$204,558	$204,557,889

Total Short-Term Investments (identified cost $204,557,889)		$204,557,889

Total Investments — 99.9% (identified cost $5,776,080,627)		$10,722,859,905

Other Assets, Less Liabilities — 0.1%		$11,268,714

Net Assets — 100.0%		$10,734,128,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Restricted security (see Note 5).

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $5,571,522,738)	$10,518,302,016
Affiliated investment, at value (identified cost, $204,557,889)	204,557,889
Dividends receivable	10,003,096
Interest receivable from affiliated investment	22,557
Receivable for investments sold	2,750,523
Tax reclaims receivable	2,858,936
Total assets	$10,738,495,017

Liabilities
Payable to affiliates:
Investment adviser fee	$4,048,225
Trustees’ fees	17,000
Accrued expenses	301,173
Total liabilities	$4,366,398
Net Assets applicable to investors’ interest in Portfolio	$10,734,128,619

Sources of Net Assets
Investors’ capital	$5,787,346,763
Net unrealized appreciation	4,946,781,856
Total	$10,734,128,619

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $1,378,083)	$104,116,167
Interest allocated from affiliated investment	128,937
Expenses allocated from affiliated investment	(11,145)
Total investment income	$104,233,959

Expenses
Investment adviser fee	$23,964,979
Trustees’ fees and expenses	34,000
Custodian fee	811,128
Professional fees	131,433
Miscellaneous	143,337
Total expenses	$25,084,877
Deduct —
Reduction of custodian fee	$67
Total expense reductions	$67

Net expenses	$25,084,810

Net investment income	$79,149,149

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$216,844,316
Investment transactions allocated from affiliated investment	140
Foreign currency transactions	(31,519)
Net realized gain	$216,812,937
Change in unrealized appreciation (depreciation) —
Investments	$(125,920,734)
Foreign currency	79,657
Net change in unrealized appreciation (depreciation)	$(125,841,077)

Net realized and unrealized gain	$90,971,860

Net increase in net assets from operations	$170,121,009

(1)	Includes net realized gains of $176,634,815 from redemptions in-kind.

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$79,149,149	$140,633,457
Net realized gain from investment and foreign currency transactions	216,812,937	394,327,081
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(125,841,077)	633,200,165
Net increase in net assets from operations	$170,121,009	$1,168,160,703
Capital transactions —
Contributions	$459,316,447	$795,426,515
Withdrawals	(441,005,277)	(832,845,111)
Net increase (decrease) in net assets from capital transactions	$18,311,170	$(37,418,596)

Net increase in net assets	$188,432,179	$1,130,742,107

Net Assets
At beginning of period	$10,545,696,440	$9,414,954,333
At end of period	$10,734,128,619	$10,545,696,440

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.50	%(2)	1.45%	1.50%	1.78%	1.53%	1.43%
Portfolio Turnover	4	%(3)	8%	3%	2%	2%	2%

Total Return	1.67	%(3)	12.73%	32.39%	15.48%	0.80%	12.86%

Net assets, end of period (000’s omitted)	$10,734,129		$10,545,696	$9,414,954	$7,729,091	$8,072,683	$9,045,217

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.6%, 13.2%, 5.7%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 72.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit.

36

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $23,964,979 or 0.45% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

37

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $83,259,614 and $30,799,880, respectively, for the six months ended June 30, 2015. In addition, investors contributed securities with a value of $407,140,720 and investments having an aggregate market value of $398,131,076 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,013,986,555

Gross unrealized appreciation	$8,711,986,079
Gross unrealized depreciation	(3,112,729)

Net unrealized appreciation	$8,708,873,350

5  Restricted Securities

At June 30, 2015, the Portfolio owned the following securities (representing 0.49% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Common Stocks
Agilent Technologies, Inc.	6/18/15	6/18/16	172,823	$6,836,947	$6,660,844
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,239,379
Alexion Pharmaceuticals, Inc.	12/18/14	12/18/15	19,229	3,500,166	3,476,027
Alexion Pharmaceuticals, Inc.	3/19/15	3/19/16	15,952	3,000,028	2,882,922
Alexion Pharmaceuticals, Inc.	6/18/15	6/18/16	27,835	5,000,006	5,026,701
Cheniere Energy, Inc.	6/18/15	6/18/16	14,169	1,000,040	980,364
Discover Financial Services	6/18/15	6/18/16	84,984	4,936,029	4,891,881
Ford Motor Co.	6/18/15	6/18/16	140,000	2,100,697	2,099,298
Marriott International, Inc., Class A	3/19/15	3/19/16	240,419	20,000,068	17,880,298
Ross Stores, Inc.	3/19/15	3/19/16	9,460	500,089	459,736
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	5,376,691
Stifel Financial Corp.	12/18/14	12/18/15	9,840	500,017	568,162

Total Restricted Securities				$53,874,173	$52,542,303

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any borrowings or significant allocated fees during the six months ended June 30, 2015.

38

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,589,847,532	$20,439,333		$—	$1,610,286,865
Consumer Staples	987,659,142	85,994,426		—	1,073,653,568
Energy	651,717,003	980,364		—	652,697,367
Financials	1,775,427,354	28,497,156		—	1,803,924,510
Health Care	1,623,116,437	14,570,467		—	1,637,686,904
Industrials	1,228,856,329	—		—	1,228,856,329
Information Technology	2,227,809,196	—		—	2,227,809,196
Materials	228,316,838	2,411,091		—	230,727,929
Telecommunication Services	38,637,998	—		—	38,637,998
Utilities	14,016,461	—		—	14,016,461

Total Common Stocks	$10,365,404,290	$152,892,837	**	$—	$10,518,297,127

Preferred Stocks	$—	$—		$0	$0
Rights	4,889	—		—	4,889
Short-Term Investments	—	204,557,889		—	204,557,889

Total Investments	$10,365,409,179	$357,450,726		$0	$10,722,859,905

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2015 is not presented. At June 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss was granted, and the plaintiff appealed. A decision on the appeal is expected in 2015. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.45% of net assets at June 30, 2015).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

39

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;
•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2015

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

42

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;
•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2015

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

45

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1 and 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015